Related Parties (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	May 10, 2018	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Professional fees		$ 840,000	$ 624,000	$ 3,918,000	$ 2,078,000
J. Steven Holmes [Member]
Professional fees		$ 180,000	$ 180,000	$ 720,000	$ 700,000